Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,538,659.40

Principal:
Principal Collections	$14,241,514.60
Prepayments in Full	$7,912,514.78
Liquidation Proceeds	$285,014.59
Recoveries	$74,419.41
Sub Total	$22,513,463.38
Collections	$24,052,122.78

Purchase Amounts:
Purchase Amounts Related to Principal	$634,435.67
Purchase Amounts Related to Interest	$3,214.33
Sub Total	$637,650.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,689,772.78

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$24,689,772.78
Servicing Fee	$385,583.34	$385,583.34	$0.00	$0.00	$24,304,189.44
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,304,189.44
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,304,189.44
Interest - Class A-3 Notes	$51,923.87	$51,923.87	$0.00	$0.00	$24,252,265.57
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$23,963,793.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,963,793.07
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$23,886,159.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,886,159.07
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$23,828,247.07
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,828,247.07
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$23,756,883.07
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,756,883.07
Regular Principal Payment	$21,229,937.83	$21,229,937.83	$0.00	$0.00	$2,526,945.24
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,526,945.24
Residuel Released to Depositor	$0.00	$2,526,945.24	$0.00	$0.00	$0.00
Total		$24,689,772.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,229,937.83
Total					$21,229,937.83
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,229,937.83	$54.19	$51,923.87	$0.13	$21,281,861.70	$54.32
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$21,229,937.83	$15.21	$547,306.37	$0.39	$21,777,244.20	$15.61

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$74,176,960.61	0.1893235	$52,947,022.78	0.1351379
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$426,356,960.61	0.3055271	$405,127,022.78	0.2903137

Pool Information
Weighted Average APR	4.166%	4.159%
Weighted Average Remaining Term	33.92	33.08
Number of Receivables Outstanding	32,699	31,908
Pool Balance	$462,700,011.42	$439,383,007.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$426,356,960.61	$405,127,022.78
Pool Factor	0.3104970	0.2948500

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$34,255,984.87
Targeted Overcollateralization Amount	$34,255,984.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,255,984.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	29

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		85	$243,524.13
(Recoveries)		95	$74,419.41
Net Losses for Current Collection Period			$169,104.72
Cumulative Net Losses Last Collection Period			$6,931,110.22
Cumulative Net Losses for all Collection Periods			$7,100,214.94

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.44%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.20%	584	$9,664,343.83
61-90 Days Delinquent	0.30%	71	$1,297,256.57
91-120 Days Delinquent	0.10%	24	$431,314.19
Over 120 Days Delinquent	0.24%	57	$1,036,372.57
Total Delinquent Receivables	2.83%	736	$12,429,287.16

Repossession Inventory:
Repossessed in the Current Collection Period		25	$393,514.98
Total Repossessed Inventory		35	$721,213.54

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5414%
Preceding Collection Period			0.7510%
Current Collection Period			0.4499%
Three Month Average			0.5807%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4326%
Preceding Collection Period			0.4312%
Current Collection Period			0.4764%
Three Month Average			0.4467%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer